Leases - Leasing in the consolidated statements of income (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Leases
Depreciation on right-of-use assets	€ 700,276
Impairments on right-of-use assets	38,820
Expenses relating to short-term leases	52,108
Expenses relating to leases of low-value assets	25,239
Expenses relating to variable lease payments	10,814
Income from subleasing right-of-use asset	4,367
Interest expense on lease liabilities	€ 171,724